INITIAL PUBLIC OFFERING (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)			12 Months Ended
	Nov. 30, 2021	Oct. 19, 2021	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of stock			$ 10.00
Offering costs		$ 11,929,189
Underwriting fees		4,000,000
Deferred underwriting fees		7,000,000
Other offering costs		$ 929,189
Proceeds held in Trust Account including interest	$ 212,407,824
Interest			$ 344,811	$ 1,928,109
Institutional Anchor Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		20,000,000
Sale of stock		$ 10.00
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		20,000,000
Sale of stock		$ 10.00	$ 10.00
Gross proceeds from initial public offering		$ 200,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,240,488
Sale of stock	$ 10.00
Deferred underwriting fees	$ 434,171
Gross proceeds from over-allotment	12,404,880
Net proceeds deposited into trust account	12,404,880
Interest	2,944
Offering costs	$ 682,269
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	165,398	4,666,667
Sale of stock	$ 1.50	$ 1.50
Gross proceeds from private placement	$ 248,097	$ 7,000,000